CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
Convertible Notes Payable [Abstract]
Unamortized Financing Costs and Net Carrying Amount
The principal balance, unamortized financing costs and net carrying amount of the 6% Note was as follows at December 31, 2015:

		Unamortized Debt	Net Carrying
	Principal	Issuance Costs	Amount

6% convertible notes, due October 21, 2016	$2,100,000	$10,091	$2,089,909